13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
5vueegu@
028-4000

03/31/2003

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title: Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     April 28, 2003

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:   $36491



FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

ADOLPH CCOM     217016104     354    7300SH       Sole                      7300
AETNA INCOM     00817Y108    1405   28500SH       Sole                     28500
ALTRIA GCOM     02209S103     941   31400SH       Sole                     31400
AMERICANCOM     026874107     386    7800SH       Sole                      7800
ANADARKOCOM     032511107     391    8600SH       Sole                      8600
BANK OF COM     060505104    1110   16600SH       Sole                     16600
BLACK & COM     091797100     547   15700SH       Sole                     15700
BRISTOL-COM     110122108    1215   57500SH       Sole                     57500
CAPITAL COM     14040H105     630   21000SH       Sole                     21000
CHEVRONTCOM     166764100     718   11100SH       Sole                     11100
CITIGROUCOM     172967101     799   23200SH       Sole                     23200
COMPUTERCOM     204912109     384   28100SH       Sole                     28100
CONAGRA COM     205887102     315   15700SH       Sole                     15700
CONOCOPHCOM     20825C104    1746   32580SH       Sole                     32580
COUNTRYWCOM     222372104     954   16600SH       Sole                     16600
CVS CORPCOM     126650100     363   15200SH       Sole                     15200
DOMINIONCOM     25746U109    1202   21700SH       Sole                     21700
ENGELHARCOM     292845104     388   18100SH       Sole                     18100
EXXON MOCOM     30231G102     734   21000SH       Sole                     21000
FANNIE MCOM     313586109    1078   16500SH       Sole                     16500
FLEETBOSCOM     339030108     764   32000SH       Sole                     32000
FLUOR COCOM     343412102     660   19600SH       Sole                     19600
HARTFORDCOM     416515104     388   11000SH       Sole                     11000
HCA INC COM     404119109     753   18200SH       Sole                     18200
HOME DEPCOM     437076102     385   15800SH       Sole                     15800
HONEYWELCOM     438516106     534   25000SH       Sole                     25000
INGERSOLCOM     G4776G101    1077   27900SH       Sole                     27900
INT'L BUCOM     459200101     902   11500SH       Sole                     11500
INTERNATCOM     460146103     372   11000SH       Sole                     11000
KERR MCGCOM     492386107    1084   26700SH       Sole                     26700
LEHMAN BCOM     524908100     375    6500SH       Sole                      6500
MATSUSHICOM     576879209     682   80000SH       Sole                     80000
MBIA    COM     55262C100     386   10000SH       Sole                     10000
MCDONALDCOM     580135101     879   60800SH       Sole                     60800
MCKESSONCOM     58155Q103     349   14000SH       Sole                     14000
MERCK & COM     589331107     373    6800SH       Sole                      6800
NOKIA COCOM     654902204     343   24500SH       Sole                     24500
NUCOR COCOM     670346105     363    9500SH       Sole                      9500
PITNEY BCOM     724479100     760   23800SH       Sole                     23800
PROCTOR COM     742718109     846    9500SH       Sole                      9500
PRUDENTICOM     744320102     731   25000SH       Sole                     25000
RAYTHEONCOM     755111507     735   25900SH       Sole                     25900
ROHM & HCOM     775371107     375   12600SH       Sole                     12600
SEARS ROCOM     812387108     394   16300SH       Sole                     16300
SEMPRA ECOM     816851109     399   16000SH       Sole                     16000
TENET HECOM     88033G100     387   23200SH       Sole                     23200
TEXAS INCOM     882508104     475   29000SH       Sole                     29000
TRAVELERCOM     89420G109     752   53400SH       Sole                     53400
TRAVELERCOM     89420G406     185   13100SH       Sole                     13100
TRIBUNE COM     896047107     374    8300SH       Sole                      8300
UNITED TCOM     913017109     347    6000SH       Sole                      6000
VERIZON COM     92343v104    1007   28500SH       Sole                     28500
WASHINGTCOM     939322103    1192   33800SH       Sole                     33800
WELLS FACOM     949746101     828   18400SH       Sole                     18400
XL CAPITCOM     G98255105     375    5300SH       Sole                      5300